Other Debt - Convertible Senior Note Offering (Details) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 29, 2013 Convertible Senior Notes [Member]	Dec. 31, 2013 Original 2018 Notes [Member] Convertible Senior Notes [Member]	Sep. 30, 2013 Original 2018 Notes [Member] Underwriter's Option to Purchase Addtional Notes, Proceeds [Member] Convertible Senior Notes [Member]	Dec. 31, 2013 Original 2018 Notes [Member] Portion at Fair Value Measurement [Member] Convertible Senior Notes [Member]	Dec. 31, 2013 Original 2018 Notes [Member] Reported Value Measurement [Member] Convertible Senior Notes [Member]	Dec. 31, 2013 Reopened 2018 Notes [Member] Convertible Senior Notes [Member]	Sep. 30, 2013 Reopened 2018 Notes [Member] Underwriter's Option to Purchase Addtional Notes, Proceeds [Member] Convertible Senior Notes [Member]	Dec. 31, 2013 Reopened 2018 Notes [Member] Portion at Fair Value Measurement [Member] Convertible Senior Notes [Member]	Dec. 31, 2013 Reopened 2018 Notes [Member] Reported Value Measurement [Member] Convertible Senior Notes [Member]	Dec. 10, 2013 2020 Notes [Member] Convertible Senior Notes [Member]	Dec. 31, 2013 2020 Notes [Member] Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible debt	$ 967,786,000	$ 0	$ 0	$ 300,000,000		$ 10,000,000				$ 287,500,000			$ 402,500,000
Long-term Debt, Fair Value							299,600,000	300,500,000			282,100,000	282,200,000		389,700,000
Debt Instrument, Unamortized Discount					10,400,000				5,400,000				12,800,000	27,500,000
Debt Instrument, Interest Rate, Stated Percentage													3.75%
Long-term Debt	1,108,316,000													389,800,000
Debt Instrument, Convertible, Conversion Price, Per Conversion								59.8050						66.0262
Shares Converted Per Amount								$ 1,000						$ 1,000